Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventory

4. INVENTORY

Inventory is comprised of the following:

	September 30,	December 31,
	2019	2018

Vineyard in process	$172,922	$232,436
Wine in process	738,496	747,862
Finished wine	67,980	11,003
Clothing and accessories	205,012	-
Other	37,726	42,594
	$1,222,136	$1,033,895

5. INVENTORY

Inventory at December 31, 2018 and 2017 is comprised of the following:

	December 31,
	2018	2017
Vineyard in process	$232,436	$349,458
Wine in process	747,862	865,762
Finished wine	11,003	63,964
Other	42,594	109,482
Total	$1,033,895	$1,388,666